Organization and Business Operations (Details) - Seaport Global Acquisition Corp - USD ($)		5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 02, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Organization and Business Operation
Share price		$ 9.20		$ 9.20
Unit price		$ 10.10		$ 10.10
Maturity term of U.S government securities			185 days	185 days
Working capital			$ (291,142)
Minimum net tangible assets upon consummation of the Business Combination		$ 5,000,001		$ 5,000,001
Cash outside the Trust Account		948,584		$ 948,584
Founder Shares
Organization and Business Operation
Consideration received		$ 25,000
Initial Public Offering
Organization and Business Operation
Number of units sold	14,375,000
Threshold period for option to purchase additional Units to cover over-allotments		10 days
Share price	$ 10.00	$ 10.10		$ 10.10
Gross proceeds	$ 143,750,000
Net proceeds	145,187,500
Proceeds From Issuance of Units	$ 143,750,000
Price per warrant	$ 10.10
Proceeds from issuance of warrants	$ 145,187,500
Number of shares exercisable to purchase per warrant	1
Unit price	$ 10.10	$ 10.10		$ 10.10
Maturity term of U.S government securities	185 days
Underwriting fees	$ 2,875,000	$ 2,875,000
Deferred underwriting fees	5,031,250	5,031,250		$ 5,031,250
Offering costs	8,361,625	8,361,625
Other offering cost	455,375	$ 455,375
Condition For Future Business Combination Use Of Proceeds Percentage		80.00%
Ownership interest to be acquired on post-transaction company		50.00%
Redemption threshold as percent of outstanding		20.00%
Interest to pay dissolution expenses		$ 100,000
Private Placement
Organization and Business Operation
Gross proceeds	$ 6,062,500
Number of warrants issued	6,062,500	6,062,500		6,062,500
Proceeds From Issuance of Units	$ 6,062,500
Price per warrant	$ 1.00	$ 11.50
Proceeds from issuance of warrants	$ 6,062,500	$ 6,062,500
Number of shares exercisable to purchase per warrant	1	1.00		1.00
Over-allotment
Organization and Business Operation
Number Of Units Granted To Underwriters	1,875,000
Share price	$ 10.00
Gross proceeds	$ 143,750,000
Proceeds From Issuance of Units	$ 143,750,000